Shareholder Report, Average Annual Return (Details) IZDQ_MML Moderate Allocation Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class - without sales charge
Average Annual Return, Percent	11.57%	5.46%	6.81%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%
Custom MML Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom MML Moderate Allocation Index
Average Annual Return, Percent	15.47%	7.01%	8.72%